Inventories (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,		As of January 01,
	2025	2024	2024
	ThUS$	ThUS$	ThUS$
Supplies for Production	13,592	11,901	15,797
Gas	5,128	1,860	2,112
Oil	8,464	10,041	13,685
Supplies for projects and spare parts	44,260	41,663	42,290
Electrical materials	10,269	11,836	8,907
Total	68,121	65,400	66,994